Deferred Tax (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,553,559	₨ 2,905,155
Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	282,544	320,667
Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	2,271,015	2,584,488
Subsidiaries [Member] | Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	1,091,546	1,240,552
Subsidiaries [Member] | Unused tax losses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	6,220,212	7,613,049
Subsidiaries [Member] | Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,572,004	₨ 2,335,601